Investments (PCI Investments by Invested Asset Class) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	$ 148	$ 239
Carrying value	129	132
Fixed Maturity Securities
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	6,410	5,287
Carrying value	$ 4,883	$ 4,170